Equity Transactions - Roll Forward of RSU Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of restricted shares, Nonvested, Beginning balance	40,000	90,000
Number of restricted shares, Granted
Number of restricted shares, Vested	(32,000)	(50,000)
Number of restricted shares, Forfeited
Number of restricted shares, Nonvested, Ending balance	8,000	40,000
Weighted average grant date fair value, Nonvested, Beginning balance	$ 1.44	$ 1.44
Weighted average grant date fair value, Granted
Weighted average grant date fair value, Vested	$ 1.44	$ 1.44
Weighted average grant date fair value, Forfeited
Weighted average grant date fair value, Nonvested, Ending balance	$ 1.44	$ 1.44